                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [X]; Amendment Number:  1
                                               ---

    This Amendment (Check only one.):  [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lodestar Investment Counsel, LLC
Address:          208 South LaSalle Street, Suite 1710
                  Chicago, Illinois 60604


Form 13F File Number:  28-7076


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Name:    William A. Goldstein
Title:   President
Phone:   312-630-9666


Signature, Place, and Date of Signing:

    /s/ William A. Goldstein         Chicago, Illinois          August 24,  2005


Report Type (Check only one.):


         [X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.


         [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


         [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)


List of Other Managers Reporting for this Manager: None


Report Summary:


Number of Other Included Managers:       1


Form 13F Information Table Entry Total:  109


Form 13F Information Table Value Total:  $193,282,000


List of Other Included Managers:

         (01) The Privatebank and Trust Company, 28-10834


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2003


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company                      COM   88579Y101   1653        12711   SH           Defined 01                                  12711
Abbott Laboratories             COM   002824100    990        26333   SH           Defined 01                                  26333
Albertson's Inc.                COM   013104104    823        43680   SH           Defined 01                                  43680
American Express                COM   025816109   5183       155962   SH           Defined 01                                 155962
American International Group    COM   026874107    415         8383   SH           Defined 01                                   8383
Associated Banc-Corp            COM   045487105    206         6363   SH           Defined 01                                   6363
BP PLC                          COM   055622104   3870       100274   SH           Defined 01                                 100274
Bank One                        COM   06423A103   7350       212301   SH           Defined 01                                 212301
Berkshire Hathaway C1 B         COM   084670207    293          137   SH           Defined 01                                    137
Boeing Co.                      COM   097023105   1411        56300   SH           Defined 01                                  56300
Bristol Myers Squibb            COM   110122108   2741       129725   SH           Defined 01                                 129725
Burlington Resources            COM   122014103    567        11890   SH           Defined 01                                  11890
Cedar Fair L.P. Dep. Rcts.      COM   150185106    900        36050   SH           Defined 01                                  36050
Chevron Texaco Corporation      COM   166764100    422         6534   SH           Defined 01                                   6534
Cisco Systems                   COM   17275R102    399        30705   SH           Defined 01                                  30705
Citigroup                       COM   172967101    919        26671   SH           Defined 01                                  26671
Coca Cola                       COM   191216100    766        18931   SH           Defined 01                                  18931
Colgate Palmolive Company       COM   194162103    262         4815   SH           Defined 01                                   4815
ConocoPhillips                  COM   20825C104    213         3974   SH           Defined 01                                   3974
Costco Wholesale Corporation    COM   22160K105    595        19800   SH           Defined 01                                  19800
Dell Computer                   COM   247025109    321        11768   SH           Defined 01                                  11768
Dover Corporation               COM   260003108   2106        86950   SH           Defined 01                                  86950

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2003


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Dow Chemical                    COM   260543103    248         9000   SH           Defined 01                                   9000
DuPont                          COM   263534109    746        19200   SH           Defined 01                                  19200
Duke Energy Corp.               COM   264399106   2879       198000   SH           Defined 01                                 198000
Eli Lilly & Company             COM   532457108   1045        18282   SH           Defined 01                                  18282
Emerson Electric                COM   291011104    943        20800   SH           Defined 01                                  20800
Exxon Mobil Corp.               COM   30231g102   6797       194490   SH           Defined 01                                 194490
Fannie Mae                      COM   313586109    791        12100   SH           Defined 01                                  12100
Federated Department Stores Inc.COM   31410H101   3999       142712   SH           Defined 01                                 142712
First Data Corp.                COM   319963104   1332        36000   SH           Defined 01                                  36000
First Health Group Corp.        COM   320960107    616        24200   SH           Defined 01                                  24200
Fortune Brands                  COM   349631101    372         8675   SH           Defined 01                                   8675
General Electric                COM   369604103   8157       319870   SH           Defined 01                                 319870
Genoil Inc.                     COM   371924101      2        15000   SH           Defined 01                                  15000
H&R Block                       COM   093671105    811        19000   SH           Defined 01                                  19000
H.J. Heinz                      COM   423074103    207         7083   SH           Defined 01                                   7083
Hershey Foods                   COM   427866108    381         6080   SH           Defined 01                                   6080
Hewlett-Packard                 COM   428236103   1372        88222   SH           Defined 01                                  88222
Hillenbrand Industries          COM   431573104   3260        63950   SH           Defined 01                                  63950
Home Depot                      COM   437076102   5067       207986   SH           Defined 01                                 207986
IMS Health Inc.                 COM   449934108    409        26188   SH           Defined 01                                  26188
Illinois Tool Works Inc.        COM   452308109    505         8680   SH           Defined 01                                   8680

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2003


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Intel                           COM   458140100   6779       416377   SH           Defined 01                                 416377
International Business Machine  COM   459200101    641         8171   SH           Defined 01                                   8171
Johnson & Johnson               COM   478160104   7719       133377   SH           Defined 01                                 133377
Kellogg                         COM   487836108   4438       144785   SH           Defined 01                                 144785
Kimberly Clark Corp.            COM   494368103   1214        26712   SH           Defined 01                                  26712
Kinder Morgan Energy Limited P  COM   494550106    370        10000   SH           Defined 01                                  10000
Koninklijke Philips Electronic  COM   500472303   1247        79998   SH           Defined 01                                  79998
MB Financial Inc.               COM   55264U108    361        10088   SH           Defined 01                                  10088
Marsh & McLennan                COM   571748102   5288       124050   SH           Defined 01                                 124050
Medtronic Inc.                  COM   585055106   1398        30974   SH           Defined 01                                  30974
Merck & Co.                     COM   589331107   6569       119924   SH           Defined 01                                 119924
MicroSoft Corporation           COM   594918104   3451       142545   SH           Defined 01                                 142545
Motorola                        COM   620076109     85        10255   SH           Defined 01                                  10255
Nestle S.A. Registered Voting   COM   641069406   9445       190877   SH           Defined 01                                 190877
Newell Rubbermaid, Inc.         COM   651229106   1105        38985   SH           Defined 01                                  38985
Nordstrom Inc.                  COM   655664100   1162        71750   SH           Defined 01                                  71750
Oracle Corp.                    COM   68389X105    177        16348   SH           Defined 01                                  16348
Pepsico                         COM   713448108    913        22820   SH           Defined 01                                  22820
Pfizer                          COM   717081103   4892       156995   SH           Defined 01                                 156995
Pitney Bowes                    COM   724479100   3055        95700   SH           Defined 01                                  95700
Plum Creek Timber               COM   729251108   1467        67950   SH           Defined 01                                  67950
Principal Financial Group       COM   74251V102   8316       306406   SH           Defined 01                                 306406
Procter & Gamble                COM   742718109   4469        50181   SH           Defined 01                                  50181

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2003


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Prologis Trust SBI              COM   743410102    415        16405   SH           Defined 01                                  16405
Royal Dutch Petroleum           COM   780257804   3515        86261   SH           Defined 01                                  86261
SBC Communications Inc. Com     COM   78387G103   4518       225203   SH           Defined 01                                 225203
Sara Lee                        COM   803111103    328        17540   SH           Defined 01                                  17540
Schering-Plough                 COM   806605101    677        37957   SH           Defined 01                                  37957
Sherwin Williams Co.            COM   824348106    238         9000   SH           Defined 01                                   9000
Simon Property Group New Com R  COM   828806109    729        20358   SH           Defined 01                                  20358
Target Corporation              COM   87612E106    214         7315   SH           Defined 01                                   7315
The Tribune Company             COM   896047107   7465       165850   SH           Defined 01                                 165850
Tiffany & Co. New               COM   886547108   4197       167900   SH           Defined 01                                 167900
Verizon Communications, Inc.    COM   92343V104    240         6787   SH           Defined 01                                   6787
Viacom Inc. Cl. B               COM   925524308   2220        60795   SH           Defined 01                                  60795
Vodafone Group PLC(New)         COM   92857W100    793        43516   SH           Defined 01                                  43516
Wachovia Corp.                  COM   929903102    985        28900   SH           Defined 01                                  28900
Wal-Mart Stores Inc.            COM   931142103   1575        30277   SH           Defined 01                                  30277
Walgreen Co.                    COM   931422109   2522        85535   SH           Defined 01                                  85535
Walt Disney Company             COM   254687106   2356       138408   SH           Defined 01                                 138408
Walter Industries               COM   93317Q105     87        10000   SH           Defined 01                                  10000
Washington Mutual Inc.          COM   939322103    293         8311   SH           Defined 01                                   8311
Waste Management                COM   94106L109    672        31741   SH           Defined 01                                  31741
Whole Foods Market              COM   966837106    467         8400   SH           Defined 01                                   8400
William Wrigley Co.             COM   982526105    282         5000   SH           Defined 01                                   5000

                        Lodestar Investment Counsel, LLC
                                    FORM 13F
                                MASTER PORTFOLIO
                                 March 31, 2003


                                                     FORM 13F INFORMATION TABLE
------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1                      COLUMN 2 COLUMN 3 COLUMN 4      COLUMN 5              COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF                      TITLE OF           VALUE      SHRS OR  SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER                        CLASS    CUSIP   [x$1000]    PRN AMT  PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
Wyeth                           COM   983024100    2023       53493   SH           Defined 01                                  53493
Zimmer Holdings, Inc.           COM   98956P102     268        5518   SH           Defined 01                                   5518
Archstone-Smith Tr Conv Ser A   PFD   039583208     255        8500   SH           Defined 01                                   8500
Ameristock                      FUND  03071F104     472   15065.924   SH           Defined 01                              15065.924
Artisan Small Cap Fund          FUND  04314H105     126   13093.622   SH           Defined 01                              13093.622
Bramwell Growth Fund            FUND  105114102    1395   86551.643   SH           Defined 01                              86551.643
Dodge & Cox Stock Fund          FUND  256219106    1360   16385.431   SH           Defined 01                              16385.431
Fundamental Investors Inc.      FUND  360802102     413   19812.885   SH           Defined 01                              19812.885
Investment Company of America   FUND  461308108     391   17517.296   SH           Defined 01                              17517.296
Liberty Acorn Fund Inc.         FUND  004851101     327   21689.320   SH           Defined 01                              21689.320
Nations International Value Fu  FUND  638581470     388   33312.653   SH           Defined 01                              33312.653
Nations International Value Fu  FUND  638581454     124   10703.352   SH           Defined 01                              10703.352
Skyline Special Equities Fund   FUND  830833208    1112   56847.336   SH           Defined 01                              56847.336
Templeton World Fund Cl A       FUND  880196100     166   14122.832   SH           Defined 01                              14122.832
Third Avenue International Val  FUND  884116500     133   13788.996   SH           Defined 01                              13788.996
Tweedy Browne Global Value Fun  FUND  901165100     440   30495.923   SH           Defined 01                              30495.923
Vanguard Group Wellington Fund  FUND  949527105     315   13375.716   SH           Defined 01                              13375.716
Wasatch Advisors Funds - Small  FUND  936772102     755   30815.760   SH           Defined 01                              30815.760
Washington Mutual Inv Fd        FUND  939330106     482   21684.423   SH           Defined 01                              21684.423
Westport Small Cap Funds Cl I   FUND  961323409     644   41043.225   SH           Defined 01                              41043.225
Boston Chicken, Inc.            CNV   100578AA1       0      100000   PRN          Defined 01                                 100000
REPORT SUMMARY                  109 DATA RECORDS 193282               1               OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED